Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Level 1
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instruments (current asset)	$ 40	$ 228
Financial instruments (non-current asset)	16,461	14,279
Financial instruments (current liability)	320	202
Financial instruments (non-current liability)	0	0
Level 2
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instruments (current asset)	1,238	203
Financial instruments (non-current asset)	16,907	11,394
Financial instruments (current liability)	8	536
Financial instruments (non-current liability)	$ 4,625	$ 8,653